BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 148,769	$ 39,987
Accounts receivable	33,227	274,640
Accounts receivable - related party	18,000	3,600
Inventory	439,158	508,338
Prepaid expenses	5,953	16,000
Other current assets	0	652
TOTAL CURRENT ASSETS	645,107	843,217
OTHER ASSETS
Fixed assets (net of accumulated depreciation)	10,247	12,691
TOTAL OTHER ASSETS	10,247	12,691
TOTAL ASSETS	655,354	855,908
CURRENT LIABILITIES
Accounts payable and accrued liabilities	211,429	195,183
Accounts payable - related party	3,156	0
Short term debt, net of discounts	235,237	0
Unearned revenue	1,434	3,443
Derivative liability	11,807	9,168
TOTAL CURRENT LIABILITIES	463,063	207,794
LONG-TERM LIABILITIES
Convertible notes payable, net of discounts	548,881	140,001
TOTAL LONG-TERM LIABILITIES	548,881	140,001
TOTAL LIABILITIES	1,011,944	347,795
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred shares	0	0
Common shares	108,787	83,497
Additional paid in capital	19,616,012	16,705,636
Accumulated deficit	(20,081,389)	(16,281,020)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(356,590)	508,113
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 655,354	$ 855,908